Condensed Consolidated Statements of Operations (Unaudited)		6 Months Ended
		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares
Revenues, net
Total revenues, net		$ 4,433,850	$ 34,761,384	$ 44,876,522
Cost of revenue		(4,240,849)	(33,248,254)	(33,248,621)
Gross profit		193,001	1,513,130	11,627,901
Operating expenses:
Sales and distribution expenses		(339,847)	(2,664,400)	(58,754)
Share-based compensation, marketing		(8,407,634)	(65,915,850)
Personnel and benefit costs		(495,424)	(3,884,124)	(3,405,500)
General and administrative expenses		(761,421)	(5,969,543)	(3,823,370)
Total operating expenses		(10,004,326)	(78,433,917)	(7,287,624)
Income (loss) from operations		(9,811,325)	(76,920,787)	4,340,277
Other income (expense):
Interest income		55,608	435,970	766
Interest expense		(15,240)	(119,483)	(157,753)
Gain on lease modification		27,835	218,223
Total other (expenses) incomes, net		68,203	534,710	(156,987)
Income (loss) before income taxes		(9,743,122)	(76,386,077)	4,183,290
Income tax expense				(671,009)
NET INCOME (LOSS)		$ (9,743,122)	$ (76,386,077)	$ 3,512,281
Weighted average number of ordinary shares:
Weighted average number of ordinary shares - basic	[1],[2]	117,985	117,985	84,167
Weighted average number of ordinary shares - diluted	[1],[2]	117,985	117,985	84,167
Earnings (loss) per share - basic | (per share)		$ (82.58)	$ (647.42)	$ 41.73
Earnings (loss) per share - diluted | (per share)		$ (82.58)	$ (647.42)	$ 41.73
Third Parties [Member]
Revenues, net
Total revenues, net		$ 4,350,635	$ 34,108,979	$ 44,113,766
Related Party [Member]
Revenues, net
Total revenues, net		$ 83,215	$ 652,405	$ 762,756

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).
[2]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits.